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COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111



May 3, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Liberty Funds Trust I (formerly Colonial Trust I (the "Trust") Colonial High Yield Securities Fund
          Colonial Strategic Income Fund (the "Funds")
          File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the May 3, 1999 Prospectuses and Statements of Additional Information of the Funds do not differ from those contained in Post-Effective Amendment No. 55 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 1999 (accession number 000021847-99-000077).

Very truly yours,

LIBERTY FUNDS TRUST I
on behalf of
Colonial High Yield Securities Fund
Colonial Strategic Income Fund



Tracy S. DiRienzo
Assistant Secretary


cc:        M. Muller
           J. DiMaria
           D. Young (2)
           E. Edson
           R. Stevens
           J. Terrazino